Revenue from contracts with customers - Summary of the Transaction Price Allocated to the Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 25,274	€ 23,384
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 25,274	€ 23,384